RELATED PARTIES	12 Months Ended
Dec. 31, 2015
RELATED PARTIES [Abstract]
RELATED PARTIES
16  -     RELATED PARTIES

A.	Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Fees, including reimbursement of expenses	291	15	-
Share-based compensation	1,264	69	-
	1,555	84	-

B.	Transactions with related parties:

	For the year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Consulting fees, including share based compensation and reimbursement of expenses (1) (2)	177	40	40
Key man life insurance premium (3)	11	11	9
	188	51	49

1)
On July 1, 2005, the Company entered into an agreement with Hadar Kimchy according to which Hadar Kimchy provides marketing communication and graphical design services to the Company in consideration for a monthly retainer of NIS 10,260 ($3).On August 1, 2014, the monthly retainer was increased to NIS 13,680 ($4).  The above services are provided to the Company by Sigalit Kimchy, who is employed by Hadar Kimchy. Sigalit Kimchy is a shareholder and is the spouse of Yoav Kimchy, the Company's chief technology officer and a former director.

2)
The Company engaged Mr. XiangQian (XQ) Lin, who has served as a director since February 24, 2015, to provide certain business development services in Asia under a consulting agreement entered into with him on June 1, 2015.  As compensation for his services, Mr. Lin is entitled to a monthly fee of $10 for up to five hours per month and $300 per hour for any consultancy hour exceeding such five hours required to perform such services.  In addition, we awarded Mr. Lin a one-time option grant to purchase 48,387 ordinary shares, exercisable at $5.06 per share.

3)
In connection with the asset transfer agreement entered into with the Predecessor Entity in May 2009, the Company assumed the former obligation of the Predecessor Entity to distribute any proceeds it collects on the $1 million key man life insurance policy with respect to Yoav Kimchy, the Company's chief technology officer and a former director, to the former holders of the Series A preferred units in an amount equal to their respective capital contributed to the Predecessor Entity, less any amounts previously distributed to them, plus any accrued and unpaid dividends due to them as of the date of distribution.

C.	Participation in the Company's IPO and concurrent Private Placement

1)	IPO:

As discussed in Note 10E(2)(b), on February 24, 2015, the Company closed a public offering, selling 2,000,000 units at a public offering price of $6 per unit, before underwriting discounts and offering expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. The following principal shareholders, purchased units at a price of $6 per unit. The units purchased, together with the proceeds, before expenses, to the Company, are shown in the table below:

Beneficial owner	Shares purchased	Series A Warrants purchased	Long Term Incentive Warrants purchased	Proceeds, before expenses, to the Company
Pontifax Funds	125,000	62,500	187,500	$750
Docor International B.V.	41,666	20,833	62,499	$250
Esco Ventures Pte Ltd	166,667	83,333.5	250,000.5	$1,000

2)	Private Placement

As discussed in Note 10E(2)(c), on August 20, 2014, the Company entered into a certain credit line agreement, pursuant to which it obtained a credit line in an aggregate principal amount of $12 million from the Lenders. The Company issued to the Lenders CLA Warrants to purchase in the aggregate 2,658,463 of its ordinary shares. On February 24, 2015, the Company closed a Private Placement, concurrently with the IPO, issuing 2,000,000 units to the Lenders at a public offering price of $6 per unit, before expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. The following principal shareholders, purchased units at a price of $6 per unit. The units purchased, together with the proceeds, before expenses, to the Company, are shown in the table below:

Beneficial owner	CLA Warrants	Shares purchased	Series A Warrants purchased	Long Term Incentive Warrants purchased	Proceeds, before expenses, to the Company
Pontifax Funds	332,337	250,001	125,000.5	375,001.5	$1,500
Docor International B.V.	110,769	83,334	41,667	125,001	$500
Counterpoint Ventures Fund II LP	56,493	42,500	21,250	63,750	$255